                           VOYAGEUR MUTUAL FUNDS III

                           Delaware Core Equity Fund
                          Delaware Select Growth Fund

                                 (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                              dated June 28, 2002


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Core Equity Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Core Equity Fund":

                              Average annual returns for periods ending 12/31/01

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
                                                                                               1 year      5 years      lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                   -16.79%       4.77%         6.95%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                   -16.79%       3.00%         4.72%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                           -10.22%       3.89%         5.05%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                  -15.84%       4.93%         7.68%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                  -13.24%       5.24%         7.26%
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)                                          -11.88%      10.70%        12.93%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -12.34%, 5.26% and 7.84%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be -12.37%, 5.24% and 7.26%, respectively, for the one-year, five-year and lifetime periods.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. Inception dates for Class A, Class B and Class C shares of the Fund were August 1, 1985, September 8, 1995 and October 21, 1995, respectively. The S&P 500 Composite Stock Price Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 13.17% and 13.43%, respectively.




                                                                     PS-317
                                                                (J8595) BUR 9/02

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly        CLASS                                                A              B            C
from your investments when you buy      --------------------------------------------------------------------------------------------
or sell shares of the Fund.                 Maximum sales charge (load) imposed
                                             on purchases as a percentage of
                                             offering price                                    5.75%          none          none
                                        --------------------------------------------------------------------------------------------
                                            Maximum contingent deferred sales
                                             charge (load) as a percentage of
                                             original purchase price or
                                             redemption price, whichever
                                             is lower                                          none(1)      4.00%(2)      1.00%(3)
                                        --------------------------------------------------------------------------------------------
                                            Maximum sales charge (load) imposed
                                             on reinvested dividends                           none           none          none
                                        --------------------------------------------------------------------------------------------
                                            Redemption fees                                    none           none          none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are          CLASS                                                A              B            C
deducted from the Fund's assets.        --------------------------------------------------------------------------------------------
                                            Management fees                                     0.65%         0.65%        0.65%
                                        --------------------------------------------------------------------------------------------
                                            Distribution and service (12b-1) fees               0.25%         1.00%        1.00%
                                        --------------------------------------------------------------------------------------------
                                            Other expenses                                      0.64%         0.64%        0.64%
                                        --------------------------------------------------------------------------------------------
                                            Total operating expenses                            1.54%         2.29%        2.29%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you          CLASS(5)            A           B             B            C                  C
compare the cost of investing in the
Fund to the cost of investing in other                                          (if redeemed)                   (if redeemed)
mutual funds with similar investment     -------------------------------------------------------------------------------------------
objectives. We show the cumulative            1 year           $723        $232          $632         $232               $332
amount of Fund expenses on a             -------------------------------------------------------------------------------------------
hypothetical investment of $10,000            3 years        $1,033        $715          $990         $715               $715
with an annual 5% return over the        -------------------------------------------------------------------------------------------
time shown.(4) This is an example only,       5 years        $1,366      $1,225        $1,450       $1,225             $1,225
and does not represent future            -------------------------------------------------------------------------------------------
expenses, which may be greater or             10 years       $2,304      $2,438        $2,438       $2,676             $2,626
less than those shown here.              -------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(5) The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Delaware Select Growth Fund only:

The following, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Select Growth Fund":

                          Average annual returns for the periods ending 12/31/01

----------------------------------------------------------------------------------------------------------------------
                                                                                                         10 years or
                                                                                     1 year    5 years    lifetime**
----------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                        -29.01%    14.70%       16.16%
----------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                        -29.01%    13.14%       14.20%
----------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                -17.66%    11.52%       12.75%
----------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                       -28.22%    14.77%       17.60%
----------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                       -26.00%    15.17%       16.20%
----------------------------------------------------------------------------------------------------------------------
 Russell 3000 Growth Index
 (reflects no deduction for fees, expenses, or taxes)                               -19.63%     7.72%       10.41%
----------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)                               -11.88%    10.70%       12.93%
----------------------------------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Russell 3000 Growth Index and the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, each Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

Currently, the Fund's benchmark is the S&P 500 Composite Stock Price Index, which measures the performance of mostly large-capitalization U.S. companies. In the future, the Fund will use the Russell 3000 Growth Index as its benchmark because it more closely tracks the types of securities in which the Fund currently invests.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -25.23%, 15.03% and 17.78%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be -25.25%, 15.17% and 16.20%, respectively, for the one-year, five-year and lifetime periods.
** The Russell 3000 Growth Index and S&P 500 Composite Stock Price Index returns shown are for the Class A and Class C lifetime periods.
      Inception dates for Class A, Class B and Class C shares of the Fund were May 16, 1994, April 16, 1996 and May 20, 1994, respectively. The Russell 3000 Growth Index and the S&P 500 Composite Stock Price Index returns for Class B lifetime period were 8.96% and 12.12%, respectively.

What are Fund's fees and expenses?


------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly        CLASS                                                A              B            C
from your investments when you buy      --------------------------------------------------------------------------------------------
or sell shares of the Fund.                 Maximum sales charge (load) imposed
                                             on purchases as a percentage of
                                             offering price                                    5.75%          none          none
                                        --------------------------------------------------------------------------------------------
                                            Maximum contingent deferred sales
                                             charge (load) as a percentage of
                                             original purchase price or
                                             redemption price, whichever
                                             is lower                                          none(1)      4.00%(2)      1.00%(3)
                                        --------------------------------------------------------------------------------------------
                                            Maximum sales charge (load) imposed
                                             on reinvested dividends                           none           none          none
                                        --------------------------------------------------------------------------------------------
                                            Redemption fees                                    none           none          none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are          CLASS                                                A              B            C
deducted from the Fund's assets.        --------------------------------------------------------------------------------------------
                                            Management fees                                     0.73%         0.73%        0.73%
                                        --------------------------------------------------------------------------------------------
                                            Distribution and service (12b-1) fees               0.25%         1.00%        1.00%
                                        --------------------------------------------------------------------------------------------
                                            Other expenses                                      0.52%         0.52%        0.52%
                                        --------------------------------------------------------------------------------------------
                                            Total operating expenses                            1.50%         2.25%        2.25%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you          CLASS            A         B            B            C                  C
compare the cost of investing in the
Fund to the cost of investing in other                                    (if redeemed)                   (if redeemed)
mutual funds with similar investment     -------------------------------------------------------------------------------------------
objectives. We show the cumulative            1 year           $719     $228          $628         $228             $328
amount of Fund expenses on a             -------------------------------------------------------------------------------------------
hypothetical investment of $10,000            3 years        $1,022     $703          $978         $703             $703
with an annual 5% return over the        -------------------------------------------------------------------------------------------
time shown.(5) This is an example only,       5 years        $1,346   $1,205        $1,430       $1,205           $1,205
and does not represent future            -------------------------------------------------------------------------------------------
expenses, which may be greater or             10 years       $2,263   $2,396        $2,396       $2,585           $2,585
less than those shown here.              -------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The investment manager has contracted to waive fees and pay expenses through December 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Core Equity Fund and Delaware Select Growth Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on pages 12 and 11 of the Delaware Core Equity Fund and Delaware Select Growth Fund Prospectuses, respectively:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.

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